LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
Schedule of land use rights

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB

Cost	1,036,178	1,036,178
Accumulated amortization	(17,270)	(37,993)
Land use rights, net	1,018,908	998,185